Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Revaluation of income tax	$ 1.1
Income tax rates	26.89%		26.75%
Deductible temporary difference of deferred tax	$ 0.9	$ 1.4